BUSINESS ACQUISTIONS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating expenses	$ 89,962	$ 13,157	$ 357,746	$ 73,637
Other income (expense)	$ (240,000,093)	$ (2,550)	$ (20,559,139)	$ 9,591
Go Ez Corporation [Member]
Services revenue
Operating expenses			$ 349,010	$ 73,637
Loss from Operations			(349,010)	(73,637)
Other income (expense)			(30,204)	9,591
Net loss			(379,214)	$ (64,046)
Federal Technology Agency Inc [Member]
Services revenue			218,550
Operating expenses			234,452	$ 823
Loss from Operations			$ (15,902)	$ (823)
Other income (expense)
Net loss			$ (15,902)	$ (823)
Pro Forma Adjustments [Member]
Services revenue
Operating expenses
Loss from Operations
Other income (expense)			$ (20,528,935)
Net loss			(20,528,935)
Pro Forma Condensed Combined [Member]
Services revenue			218,550
Operating expenses			583,462	$ 74,460
Loss from Operations			(364,912)	(74,460)
Other income (expense)			(20,559,139)	9,591
Net loss			$ (20,924,051)	$ (64,869)